Income tax	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Income tax

Note 5 — Income tax

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2024	2023	2022
Earnings (loss) for the year	$(6,739,120)	$(5,457,763)	$(1,749,870)

Expected income tax (recovery)	(821,664)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	9,519	(11,013)	(51,491)
Permanent Difference	181,257	9,093	86,824
Provision to NOLs	181,755	—	—
Change in unrecognized deductible temporary differences	449,133	339,034	145,856
Total income tax expense (recovery)	$—	$—	$—

	As of March 31,
	2024	2023
Deferred Tax Assets (liabilities)
Intangible assets	97,589	—
Depreciation	(222,171)	—
Non-capital losses available for future period	1,553,164	979,448
	1,428,582	979,448
Unrecognized deferred tax assets	(1,428,582)	(979,448)
Net deferred tax asset (liability)	$—	$—

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	March 31, 2024	Expiry Date Range	March 31, 2023	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	660,042	5 years	463,605	5 years
Non-capital losses available for future period	6,473,993	No expiry date	4,602,150	No expiry date

Tax attributes are subject to review, and potential adjustment, by tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant estimates — recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management used “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future contracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At March 31, 2024 and 2023, there is an unrecognized deferred tax asset from net operating losses of $1,428,582 and $979,448, respectively.

The net operating losses in China can be carried forward up to five years from the year subsequent to the year in which the loss was incurred. Loss carryback is not permitted. The net operating losses incurred in the USA can be carried forward indefinitely and loss carrybacks are not permitted. Losses in the USA utilized in future years are limited to 80% of taxable income. The net operating losses incurred in the UK can be carried forward indefinitely. The loss carryforward utilized in future years is limited to GBP 5 million plus 50% of the current year profits in excess of that amount. Losses may be carried back one year on a limited basis.

The net operating losses in Singapore may be carried forward indefinitely in general, subject to compliance with a shareholding test. Losses and unutilized capital allowances may be carried back for one year, subject to a cap of SGD $100,000 and compliance with the shareholding test.

Uncertain Tax Positions

The Company did not have significant unrecognized uncertain tax positions, or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2024 and 2023.